Property and equipment, net (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 195,960	¥ 1,377,361	¥ 1,369,212
Less: accumulated depreciation	(177,868)	(1,250,199)	(923,842)
Total	18,092	127,162	445,370
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	2,909	20,448	20,448
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub total	22,118	155,461	147,312
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 170,933	¥ 1,201,452	¥ 1,201,452